Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	87,869	51,960	18,592
Allowance made during the year	42,194	65,366	37,368
Recoveries	(35,909)	(29,457)	(4,000)
Balance at end of the year	94,154	87,869	51,960